Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	(21) Subsequent Events On January 26, 2012, the board of directors declared a $0.24 per share dividend to shareholders of record as of February 8, 2012, which was paid on February 15, 2012.